Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Liabilities and Other Payables
Summary of accrued liabilities and other payables

The following is a summary of accrued liabilities and other payables as of December 31, 2022 and 2023 (in thousands):

	December 31,	December 31,
	2022	2023
	RMB	RMB
Customer deposits on NetEase Pay accounts	3,113,107	3,268,237
Marketing expenses and promotion materials	2,046,559	3,063,280
Content cost	1,703,218	1,432,706
Accrued fixed assets related payables	635,566	1,027,401
Accrued revenue sharing	1,032,559	969,903
Professional fees and technical charges	595,491	789,955
Administrative expenses and other staff related cost	414,214	448,926
Deferred government grants	179,961	356,239
Acquisition considerations	203,584	204,229
Server and bandwidth service fees	246,243	196,202
Customer refund for licensed games	283,763	97,301
Accrued freight and warehousing charge	105,356	83,902
Others	562,401	732,625
	11,122,022	12,670,906